Income Taxes - Unrecognized tax benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2018 CNY (¥)
Income Taxes
Unrecognized tax benefit related to tax loss carryforwards	$ 281		¥ 1,823		¥ 1,916
Unrecognized tax benefits, Effective tax rate	281		1,823		1,916
Reconciliation of unrecognized tax benefit
Balance at beginning	1,862	¥ 12,720	9,671
Increase	578	3,947	4,023
Decrease	(99)	(676)	(974)
Balance at end	2,341	15,991	12,720	¥ 9,671
Interest expense accrued in relation to the unrecognized tax benefit	219	¥ 1,494	1,571	¥ 445
Accumulated interest expense recorded in unrecognized tax benefit	$ 529		¥ 2,115		¥ 3,610